Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 810	$ 170	$ 110
Items to reconcile net income and cash flows from operating activities:
Depreciation and amortization	650	696	736
Interest and amortization of issuance costs on convertible bonds	34	22	21
Loss on financial instruments, net	16
Non-cash stock-based compensation	61	38	38
Other non-cash items	(85)	(85)	(108)
Deferred income tax	60	(34)	(93)
(Income) loss on equity-method investments	2	(7)	(2)
Impairment, restructuring charges and other related closure costs, net of cash payments	(6)	34	20
Changes in assets and liabilities:
Trade receivables, net	(206)	(121)	81
Inventories	(94)	63	(39)
Trade payables	141	68	(46)
Other assets and liabilities, net	324	199	128
Net cash from operating activities	1,707	1,043	846
Cash flows from investing activities:
Payment for purchase of tangible assets	(1,301)	(611)	(529)
Proceeds from sale of tangible assets	3	4	62
Payment for purchase of marketable securities	(99)
Net cash variation for joint ventures deconsolidation			(1)
Payment for purchase of intangible assets	(71)	(42)	(36)
Payment for disposal of equity investment			(13)
Proceeds from sale of financial assets			1
Payment for business acquisitions, net of cash and cash equivalents acquired		(78)
Net cash used in investing activities	(1,468)	(727)	(516)
Cash flows from financing activities:
Proceeds from long-term debt	7	13
Net proceeds from issuance of senior unsecured convertible bonds	1,502
Repayment of long-term debt	(119)	(191)	(200)
Repayment of issued debt	(1,000)
Repurchase of common stock	(297)
Dividends paid to stockholders	(214)	(251)	(350)
Dividends paid to noncontrolling interests	(6)	(6)	(6)
Payment of withholding tax on vested shares	(9)	(3)	(4)
Other financing activities		(1)
Net cash used in financing activities	(136)	(439)	(560)
Effect of changes in exchange rates	27	(19)	(16)
Net cash increase (decrease)	130	(142)	(246)
Cash and cash equivalents at beginning of the period	1,629	1,771	2,017
Cash and cash equivalents at end of the period	1,759	1,629	1,771
Supplemental cash information:
Interest paid	12	13	15
Income tax paid	$ 52	$ 42	$ 41